SUBSEQUENT EVENT (Details) - Subsequent Event [Member]	1 Months Ended
Sep. 18, 2019 USD ($) ft²
Subsequent Event [Line Items]
Occupied area	128,196
Surrendered area	22,000
Surrender date	Aug. 31, 2019
Percentage of lease prior to surrender	16.00%
Annual loss of rent | $	$ 965,000